Summary of Significant Accounting Policies (Variable Interest Entity) (Details)				12 Months Ended				12 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CC Power [Member] CNY	Mar. 31, 2014 CC Power [Member] USD ($)	Dec. 31, 2013 CC Power [Member] USD ($)	Dec. 31, 2012 CC Power [Member] USD ($)	Dec. 31, 2013 Jifu [Member] CNY	Mar. 31, 2014 Jifu [Member] USD ($)	Dec. 31, 2013 Jifu [Member] USD ($)	Dec. 31, 2012 Jifu [Member] USD ($)
Variable Interest Entity [Line Items]
Total current assets	$ 5,769,582	$ 4,817,375	$ 136,270		$ 89,058	$ 86,173	$ 113,894		$ 6,151,398	$ 5,138,384
Total assets	7,594,303	6,650,204	226,645		244,583	153,178	190,199		6,172,165	5,161,150
Total current liabilities	5,640,619	4,856,024	874,592		527,507	551,012	320,873		4,141,857	3,405,746
Total liabilities	6,463,616	5,625,550	1,209,689		527,507	551,012	341,003		4,141,857	3,405,746
Loan agreement				10,000,000				3,000,000